PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2022
Property Plant And Equipment
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT

Details of the Group’s property, plant and equipment are as follows:

$	IT equipment	Total
Cost
At 1 April 2021	8,343	8,343
Additions	1,669	1,669
Disposals	-	-
Foreign exchange	(233)	(233)
At 31 March 2022	9,779	9,779

Depreciation
At 1 April 2021	2,286	2,286
Charge in year	2,331	2,331
Foreign exchange	(63)	(63)
At 31 March 2022	4,554	4,554
Net Book Value as at 31 March 2022	5,225	5,225

$	IT equipment	Total
Cost
At 1 April 2020	1,257	1,257
Additions	6,944	6,944
Disposals	—	—
Foreign exchange	142	142
At 31 March 2021	8,343	8,343

Depreciation
At 1 April 2020	622	622
Charge in year	1,593	1,593
Foreign exchange	71	71
At 31 March 2021	2,286	2,286

Net Book Value as at 31 March 2021	6,057	6,057

SCHEDULE OF PROPERTY PLANT AND EQUIPMENT LOCATED OPERATING SEGMENT	The Group’s property, plant and equipment is located in the following operating segments:
Group	Net Book Value March 31 2022
	$
UK		2,937
US		2,289
Total		5,225